Condensed Statements of Changes in Shareholders' Deficit (Parenthetical) - shares	Nov. 18, 2021	Jun. 30, 2021
Founder Shares [Member] | Common Class B [Member]
Ordinary shares, shares outstanding		5,072,246
Ordinary shares, shares issued		5,072,246
Subscription Agreement [Member] | Founder Shares [Member]
Issuance of Class B Ordinary Share to Sponsor, shares	801,833
Subscription Agreement [Member] | Founder Shares [Member] | Common Class B [Member]
Ordinary shares, shares outstanding	5,833,083
Ordinary shares, shares issued	5,833,083